Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000105307 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000105307 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000105307 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000105307 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105307 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105307 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000105307 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000105307 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000105307 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000105307 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000105307 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000034429 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000034429 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000034429 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000034429 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000034429 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000034429 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000034429 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000034429 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000034429 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000034429 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034429 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000034430 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000034430 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000034430 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000034430 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000034430 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000034430 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000034430 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000034430 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000034430 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000034430 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034430 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007805 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007805 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007805 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000007805 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007805 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000007805 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000007805 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007805 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000007805 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007805 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007805 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007805 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007808 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007808 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007808 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000007808 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007808 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000007808 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000007808 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007808 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000007808 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007808 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007808 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007808 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007806 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007806 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007806 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000007806 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007806 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000007806 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000007806 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007806 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000007806 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007806 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007806 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007806 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000170276 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000170276 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000170276 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000170276 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000170276 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000170276 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000170276 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000170276 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000170276 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000170276 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000170276 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170276 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000155407 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000155407 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000155407 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000155407 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000155407 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000155407 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000155407 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000155407 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000155407 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000155407 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000155407 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000155407 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007807 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007807 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007807 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000007807 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007807 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000007807 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000007807 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007807 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000007807 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007807 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007807 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007807 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000096112 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000096112 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000096112 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000096112 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000096112 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000096112 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000096112 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000096112 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000096112 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000096112 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000096112 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000096112 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007798 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007798 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000007798 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000007798 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007798 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000007798 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000007798 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007798 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000007798 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007798 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007798 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007798 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007795 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007795 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000007795 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000007795 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007795 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000007795 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000007795 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007795 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000007795 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007795 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007795 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007795 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007796 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007796 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000007796 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000007796 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007796 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000007796 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000007796 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007796 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000007796 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007796 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007796 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007796 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007797 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007797 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000007797 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000007797 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007797 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000007797 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000007797 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007797 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000007797 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007797 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007797 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007797 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007779 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007779 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000007779 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000007779 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007779 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000007779 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007779 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000007779 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007779 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000007779 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000007779 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000007779 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007782 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007782 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000007782 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000007782 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007782 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000007782 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007782 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000007782 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007782 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000007782 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000007782 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000007782 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007780 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007780 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000007780 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000007780 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007780 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000007780 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007780 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000007780 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007780 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000007780 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000007780 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000007780 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000096110 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000096110 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000096110 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000096110 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000096110 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000096110 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096110 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000096110 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000096110 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000096110 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000096110 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000096110 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007781 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007781 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000007781 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000007781 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007781 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000007781 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007781 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000007781 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007781 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000007781 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000007781 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000007781 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000170275 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000170275 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000170275 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000170275 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000170275 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000170275 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000170275 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000170275 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170275 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000170275 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000170275 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000170275 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105306 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105306 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000105306 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000105306 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105306 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000105306 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000105306 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000105306 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000105306 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000105306 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105306 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105306 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007800 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007800 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000007800 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000007800 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007800 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000007800 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000007800 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007800 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000007800 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007800 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007800 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007800 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000034427 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000034427 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000034427 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000034427 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034427 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000034427 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000034427 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000034427 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000034427 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000034427 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000034427 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000034427 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034428 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000034428 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000034428 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000034428 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034428 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000034428 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000034428 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000034428 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000034428 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000034428 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000034428 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000034428 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105304 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000105304 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000105304 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000105304 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000105304 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000105304 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000105304 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105304 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000105304 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105304 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105304 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000105304 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000007799 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007799 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000007799 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000007799 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007799 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000007799 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000007799 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007799 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000007799 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007799 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007799 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007799 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000007801 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007801 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000007801 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000007801 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007801 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000007801 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000007801 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007801 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000007801 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007801 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007801 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007801 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000096111 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000096111 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000096111 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000096111 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000096111 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000096111 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000096111 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000096111 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000096111 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000096111 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096111 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000096111 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007802 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007802 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000007802 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000007802 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000007802 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000007802 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000007802 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007802 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000007802 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007802 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007802 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007802 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007804 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007804 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000007804 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000007804 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000007804 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000007804 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000007804 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007804 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000007804 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007804 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007804 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007804 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007803 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007803 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000007803 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000007803 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000007803 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000007803 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000007803 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007803 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000007803 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007803 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007803 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007803 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105305 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105305 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000105305 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000105305 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000105305 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105305 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000105305 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000105305 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000105305 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000105305 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000105305 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000105305 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007791 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007791 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000007791 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000007791 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000007791 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000007791 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000007791 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007791 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000007791 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000007791 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007791 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007791 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007794 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007794 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000007794 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000007794 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000007794 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000007794 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000007794 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007794 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000007794 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000007794 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007794 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007794 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007792 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007792 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000007792 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000007792 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000007792 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000007792 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000007792 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007792 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000007792 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000007792 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007792 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007792 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007793 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007793 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000007793 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000007793 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000007793 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000007793 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000007793 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007793 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000007793 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000007793 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007793 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007793 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%